Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) $ in Thousands				1 Months Ended
	Mar. 19, 2014 USD ($) shares T	Feb. 06, 2014 USD ($) T	Dec. 05, 2013 T	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Jun. 20, 2014 USD ($)	Jun. 06, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Business Combination, Consideration Transferred	$ 43,333
Payments to Acquire Businesses, Gross	$ 2,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares	583,321
Follow-On Offering [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Application of Follow on Proceeds							$ 7,225
Alpha Bank [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Debt Instrument, Face Amount							$ 20,125
Hull S418 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T	39,000		4
Vessel Acquisition Purchase Price	$ 7,000
Hull S406 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T		50,000
Vessel Acquisition Purchase Price		$ 38,250				$ 38,250
Hull S407 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T	50,000
Vessel Acquisition Deposit									$ 7,400
MTEShips Taweelah [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Vessel Acquisition Deposit								$ 3,500
Payment to Purchase of Vessel				$ 27,350
Hull S418 and Hull S 407 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Vessel Acquisition Purchase Price	$ 14,693
Share Capital Percentage	100.00%
Hull S414 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T	50,000
Vessel Acquisition Purchase Price	$ 10,990
Share Capital Percentage	100.00%
Hull S417 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T	50,000
Vessel Acquisition Purchase Price	$ 10,820
Share Capital Percentage	100.00%
Hull S419 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
Size of Vessel (in US Ton) | T	39,000
Vessel Acquisition Purchase Price	$ 6,830
Share Capital Percentage	100.00%
M/T Eco Fleet and Hull No S419 [Member] | Secured Debt [Member] | ABN Bank [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) [Line Items]
AdvancesForVesselsAcquisitionsUnderConstruction,Installment					$ 44,065